Current assets - cash and cash equivalents	6 Months Ended
Dec. 31, 2024
Current assets - cash and cash equivalents [Abstract]
Current assets - cash and cash equivalents
Note 7. Current assets - cash and cash equivalents

	31 Dec 2024	30 Jun 2024
	$'000	$'000

Cash at bank	10,085	19,205
Short term deposit	11,467	16,510

	21,552	35,715

Cash and short-term deposits in the statement of financial position comprise cash at bank and on hand and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.